Income statement and Statement of comprehensive income - Statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income
Net profit	kr 102,434	kr 100,988	kr 83,683
Items that will be reclassified subsequently to the income statement
Exchange rate adjustments of investments in subsidiaries	(7,759)	3,096	(1,404)
Cash flow hedges:
Realisation of previously deferred (gains)/losses	5,763	(1,612)	(1,026)
Deferred gains/(losses) related to acquisition of businesses	0	1,154	0
Deferred gains/(losses) on hedges open at year-end	4,339	(5,763)	1,612
Tax and other items	(2,632)	1,343	(355)
Items that will be reclassified subsequently to the income statement	(289)	(1,782)	(1,173)
Other comprehensive income:
Remeasurements of retirement benefit obligations	26	(119)	13
Items that will not be reclassified subsequently to the income statement	26	(119)	13
Other comprehensive income	(263)	(1,901)	(1,160)
Total comprehensive income	kr 102,171	kr 99,087	kr 82,523